Performance Management - Guinness Atkinson(TM) K-Beauty ETF	Oct. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

No performance information is presented for the Fund because it has not yet been in operation for a full calendar year. When the Fund has a full calendar year of performance, this section will provide some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.gafunds.com.

Performance One Year or Less [Text]	No performance information is presented for the Fund because it has not yet been in operation for a full calendar year.
Performance Availability Website Address [Text]	www.gafunds.com